General and Administrative Expenses (Tables)	12 Months Ended
Dec. 31, 2022
Analysis of income and expense [abstract]
Schedule of General and Administrative Expenses

	Year ended December 31,
	2022	2021
Accounting and legal	$2,397	$1,625
Amortization and depreciation	313	288
Office and administration	9,293	5,890
Salaries and consulting fees	24,343	20,215
Incentive payments	8,213	7,126
Other	4,900	3,702
	$49,459	$38,846